LEASES (Leased and Subleased Facilities to Third Party Operators) (Details)			9 Months Ended	12 Months Ended
	Jun. 18, 2016 USD ($)	Sep. 01, 2015	Sep. 30, 2016 USD ($) facility	Dec. 31, 2015 USD ($) renewal_term facility	Sep. 09, 2015
Operating Leased Assets [Line Items]
Operating lease, escalation percentage, initial term, percentage			0.03
Number of sublease agreements executed | facility			35	35
Number of sublease agreements executed, owned by company | facility			22	22
Number of sublease agreements executed, leased by company | facility			11	11
Annual rent, per agreement				$ 25,226,000
Operating Lease, Rent Revenue, Discount, Percentage	50.00%		50.00%
Operating Lease, Rent Revenue, Property Under Rectification	$ 1		$ 1
Operating Lease, Rent Revenue, Period for Discounted Rent	5 months		5 months
Lona Receivable, Fixed interest Rate			13.50%
Operating Lease, Rent Revenue, Period for Dollar One Rent	3 months		3 months
Minimum
Operating Leased Assets [Line Items]
Operating lease, escalation percentage, initial term, percentage				0.02
Maximum
Operating Leased Assets [Line Items]
Operating lease, escalation percentage, initial term, percentage				0.035
Prime Lease Second Amendment
Operating Leased Assets [Line Items]
Operating lease, escalation percentage, initial term, percentage					0.02
Owned Facilities
Operating Leased Assets [Line Items]
Annual rent, per agreement				$ 15,066,000
Cumberland H&R
Operating Leased Assets [Line Items]
Annual rent, per agreement				$ 540,000
Operating lease, renewals | renewal_term				1
Operating lease, renewal term				5 years
Heritage Park
Operating Leased Assets [Line Items]
Annual rent, per agreement				$ 240,000
Operating lease, renewals | renewal_term				1
Operating lease, renewal term				5 years
Homestead Manor
Operating Leased Assets [Line Items]
Annual rent, per agreement				$ 120,000
Operating lease, renewals | renewal_term				1
Operating lease, renewal term				5 years
Little Rock H&R
Operating Leased Assets [Line Items]
Annual rent, per agreement				$ 1,602,000
Operating lease, renewals | renewal_term				1
Operating lease, renewal term				5 years
Northridge Health
Operating Leased Assets [Line Items]
Annual rent, per agreement				$ 420,000
Operating lease, renewals | renewal_term				1
Operating lease, renewal term				5 years
River Valley Health
Operating Leased Assets [Line Items]
Annual rent, per agreement				$ 480,000
Operating lease, renewals | renewal_term				1
Operating lease, renewal term				5 years
Stone County ALF
Operating Leased Assets [Line Items]
Annual rent, per agreement				$ 60,000
Operating lease, renewals | renewal_term				1
Operating lease, renewal term				5 years
Stone County Nursing
Operating Leased Assets [Line Items]
Annual rent, per agreement				$ 838,000
Operating lease, renewals | renewal_term				1
Operating lease, renewal term				5 years
Woodland Hills
Operating Leased Assets [Line Items]
Annual rent, per agreement				$ 480,000
Operating lease, renewals | renewal_term				1
Operating lease, renewal term				5 years
Eaglewood ALF
Operating Leased Assets [Line Items]
Annual rent, per agreement				$ 720,000
Operating lease, renewals | renewal_term				1
Operating lease, renewal term				5 years
Eaglewood Care Center
Operating Leased Assets [Line Items]
Annual rent, per agreement				$ 720,000
Operating lease, renewals | renewal_term				1
Operating lease, renewal term				5 years
H&C of Greenfield
Operating Leased Assets [Line Items]
Annual rent, per agreement				$ 360,000
Operating lease, renewals | renewal_term				1
Operating lease, renewal term				5 years
Southland Healthcare
Operating Leased Assets [Line Items]
Annual rent, per agreement				$ 900,000
Operating lease, renewals | renewal_term				1
Operating lease, renewal term				5 years
The Pavilion Care Center
Operating Leased Assets [Line Items]
Annual rent, per agreement				$ 360,000
Operating lease, renewals | renewal_term				1
Operating lease, renewal term				5 years
Attalla Health Care
Operating Leased Assets [Line Items]
Annual rent, per agreement				$ 1,080,000
Operating lease, renewals | renewal_term				1
Operating lease, renewal term				5 years
Autumn Breeze
Operating Leased Assets [Line Items]
Annual rent, per agreement				$ 840,000
Operating lease, renewals | renewal_term				1
Operating lease, renewal term				5 years
College Park
Operating Leased Assets [Line Items]
Annual rent, per agreement				$ 600,000
Operating lease, renewals | renewal_term				1
Operating lease, renewal term				5 years
Coosa Valley Health Care
Operating Leased Assets [Line Items]
Annual rent, per agreement				$ 900,000
Operating lease, renewals | renewal_term				1
Operating lease, renewal term				5 years
Glenvue H&R
Operating Leased Assets [Line Items]
Annual rent, per agreement				$ 1,140,000
Operating lease, renewals | renewal_term				1
Operating lease, renewal term				5 years
NW Nursing Center
Operating Leased Assets [Line Items]
Annual rent, per agreement				$ 300,000
Operating lease, renewals | renewal_term				2
Operating lease, renewal term				5 years
Quail Creek
Operating Leased Assets [Line Items]
Annual rent, per agreement				$ 660,000
Operating lease, renewals | renewal_term				2
Operating lease, renewal term				5 years
Georgetown Health
Operating Leased Assets [Line Items]
Annual rent, per agreement				$ 288,000
Operating lease, renewals | renewal_term				2
Operating lease, renewal term				5 years
Mountain Trace Rehab
Operating Leased Assets [Line Items]
Annual rent, per agreement				$ 648,000
Operating lease, renewals | renewal_term				2
Operating lease, renewal term				5 years
Sumter Valley Nursing
Operating Leased Assets [Line Items]
Annual rent, per agreement				$ 770,000
Operating lease, renewals | renewal_term				2
Operating lease, renewal term				5 years
Leased Facilities
Operating Leased Assets [Line Items]
Annual rent, per agreement				$ 10,160,000
Covington Care
Operating Leased Assets [Line Items]
Annual rent, per agreement				$ 780,000
Operating lease, renewals | renewal_term				1,000
Operating lease, renewal term				5 years
Lumber City
Operating Leased Assets [Line Items]
Annual rent, per agreement				$ 840,000
Operating lease, renewals | renewal_term				1,000
Operating lease, renewal term				5 years
LaGrange
Operating Leased Assets [Line Items]
Annual rent, per agreement				$ 960,000
Operating lease, renewals | renewal_term				1,000
Operating lease, renewal term				5 years
Thomasville N&R
Operating Leased Assets [Line Items]
Annual rent, per agreement				$ 324,000
Operating lease, renewals | renewal_term				1,000
Operating lease, renewal term				5 years
Jeffersonville (a)
Operating Leased Assets [Line Items]
Annual rent, per agreement				$ 648,000
Operating lease, renewals | renewal_term				1,000
Operating lease, renewal term				5 years
Oceanside (a)
Operating Leased Assets [Line Items]
Annual rent, per agreement				$ 421,000
Operating lease, renewals | renewal_term				1,000
Operating lease, renewal term				5 years
Savannah Beach (a)
Operating Leased Assets [Line Items]
Annual rent, per agreement				$ 247,000
Operating lease, renewals | renewal_term				1,000
Operating lease, renewal term				5 years
Bonterra
Operating Leased Assets [Line Items]
Annual rent, per agreement				$ 1,020,000
Operating lease, renewals | renewal_term				1,000
Operating lease, renewal term				5 years
Parkview Manor/Legacy
Operating Leased Assets [Line Items]
Annual rent, per agreement				$ 1,020,000
Operating lease, renewals | renewal_term				1,000
Operating lease, renewal term				5 years
Powder Springs
Operating Leased Assets [Line Items]
Annual rent, per agreement				$ 2,100,000
Operating lease, renewals | renewal_term				1,000
Operating lease, renewal term				5 years
Tara
Operating Leased Assets [Line Items]
Annual rent, per agreement				$ 1,800,000
Operating lease, renewals | renewal_term				1,000
Operating lease, renewal term				5 years
Bonterra/Parkview Lease Agreement
Operating Leased Assets [Line Items]
Operating lease, renewal term		12 years
Third Party Operators
Operating Leased Assets [Line Items]
Number of sublease agreements executed, owned by company | facility			24	24
Number of sublease agreements executed, leased by company | facility				11